UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7116

        Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.1% (5.7% of Total Investments)

	Eastern Michigan University, General Revenue Bonds, Series 2003:
$1,000	5.000%, 6/01/28 - FGIC Insured	6/13 at 100.00	AAA	$ 1,032,880
1,950	5.000%, 6/01/33 - FGIC Insured	6/13 at 100.00	AAA	2,004,054

2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	2,108,240
	9/01/20 (Alternative Minimum Tax) - AMBAC Insured

1,000	Saginaw Valley State University, Michigan, General Revenue Bonds, Series 1999, 5.625%, 7/01/29 -	7/09 at 100.00	Aaa	1,093,290
	AMBAC Insured

3,500	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 - FGIC	11/09 at 101.00	AAA	3,642,380
	Insured

	Healthcare - 16.4% (10.3% of Total Investments)

2,050	Dearborn Hospital Finance Authority, Michigan, Economic Development Corporation, Hospital Revenue	11/05 at 102.00	AAA	2,157,400
	Bonds, Oakwood Obligated Group, Series 1995A, 5.875%, 11/15/25 - FGIC Insured

2,200	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds, Portage	8/08 at 100.00	AAA	2,259,686
	Health System Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/05 at 101.00	Ba3	1,889,940
500	6.500%, 8/15/18	2/05 at 101.00	Ba3	471,725

1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1	1,641,795
	System, Series 2003A, 5.625%, 3/01/17

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Otsego Memorial	1/05 at 102.00	AA-	2,045,440
	Hospital, Series 1995, 6.250%, 1/01/20

4,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mount Clemens	5/09 at 101.00	AAA	4,348,160
	Corporation Obligated Group, Series 1999A, 5.750%, 5/15/29 - MBIA Insured

500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A1	520,310
	Group, Series 2001, 5.625%, 11/15/31

4,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series	11/09 at 101.00	A1	4,587,369
	1999A, 6.000%, 11/15/24

	Housing/Multifamily - 6.6% (4.6% of Total Investments)

1,000	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	4/12 at 102.00	Aaa	1,038,060
	Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32 (Alternative Minimum
	Tax)

500	Michigan Housing Development Authority, FNMA Enhanced Limited Obligation Multifamily Revenue Bonds,	9/15 at 100.00	Aaa	529,020
	Renaissance Apartments, Series 2002, 5.350%, 8/01/22 (Alternative Minimum Tax)

2,400	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/05 at 102.00	AAA	2,474,952
	Project, Series 1993, 6.000%, 4/15/18 - FSA Insured

1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/05 at 102.00	AAA	1,531,590
	Project, Series 1993, 5.625%, 10/15/18 - FSA Insured

	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing Revenue
	Refunding Bonds, Clinton Place Project, Series 1992A:
925	6.600%, 6/01/13	12/04 at 101.00	AAA	935,684
1,500	6.600%, 6/01/22	12/04 at 101.00	AAA	1,514,475

	Materials - 0.9% (0.6% of Total Investments)

1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,057,549
	International Paper Company Projects, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 36.9% (25.6% of Total Investments)

2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	AA+	2,630,975
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21

1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	AA+	1,572,409
	Series 2003, 5.000%, 5/01/21

1,000	Central Montcalm Public Schools, Montcalm and Ionia Counties, Michigan, General Obligation	5/09 at 100.00	AAA	1,112,100
	Unlimited Tax School Building and Site Bonds, Series 1999, 5.750%, 5/01/24 - MBIA Insured

1,375	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2001, 5.000%,	5/11 at 100.00	AA+	1,413,005
	5/01/26

1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 - AMBAC Insured	4/14 at 100.00	AAA	1,285,509

	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 - FGIC Insured	No Opt. Call	AAA	2,232,613
750	6.000%, 5/01/21 - FGIC Insured	No Opt. Call	AAA	923,265

2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AAA	2,631,750
	5.000%, 5/01/23 - FGIC Insured

500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	561,610
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 - FSA Insured

3,815	East Lansing Building Authority, Ingham and Clinton Counties, Michigan, Unlimited Tax General	4/11 at 100.00	AA	4,059,389
	Obligation Building Authority Bonds, Series 2000, 5.375%, 4/01/25

1,350	Gull Lake Community School District, Kalamazoo, Barry and Calhoun Counties, Michigan, General	5/14 at 100.00	AAA	1,424,709
	Obligation Bonds, Series 2004, 5.000%, 5/01/23 (WI, settling 11/16/04) - FSA Insured

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%,	11/13 at 100.00	AA+	2,119,720
	5/01/22

1,000	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004, 5.000%,	5/14 at 100.00	AA+	1,064,990
	5/01/22

1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%,	5/14 at 100.00	AAA	1,073,110
	5/01/21 - MBIA Insured

	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	AA+	1,099,580
2,000	5.250%, 5/01/21	5/13 at 100.00	AA+	2,188,540

1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,046,590
	Series 2004, 5.000%, 5/01/25 (WI, settling 11/10/04) - FSA Insured

1,100	Oxford Area Community School District, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,151,249
	Bonds, Series 2004, 5.000%, 5/01/25 (WI, settling 11/16/04) - FSA Insured

2,515	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, Series 2002,	11/12 at 100.00	AA+	2,585,470
	5.000%, 5/01/28

380	Reeths-Puffer Schools, Muskegon County, Michigan, School Building and Site Refunding Bonds, Series	5/05 at 101.00	AAA	391,164
	1995, 5.750%, 5/01/15 - FGIC Insured

	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General
	Obligation Bonds, Series 2003:
2,350	5.250%, 5/01/19 - FGIC Insured	11/12 at 100.00	AAA	2,597,831
1,575	5.250%, 5/01/22 - FGIC Insured	11/12 at 100.00	AAA	1,698,102

1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AAA	1,570,037
	Series 2004, 5.250%, 5/01/20 - MBIA Insured

2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA+	3,081,842
	Refunding Bonds, Series 2003, 5.250%, 5/01/20

2,950	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AAA	3,146,500
	5.000%, 5/01/22 - FSA Insured

	Tax Obligation/Limited - 28.6% (19.9% of Total Investments)

7,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority	2/07 at 102.00	AAA	7,381,220
	Stadium Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured

1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	AA	1,660,320
	10/15/20

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001I:
2,570	5.500%, 10/15/19	10/11 at 100.00	AA	2,893,537
6,500	5.000%, 10/15/24	10/11 at 100.00	AA	6,769,100

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	5,317,200
2,480	5.000%, 10/15/23 - MBIA Insured	10/13 at 100.00	AAA	2,620,219

1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%, 11/01/19 -	11/11 at 100.00	AAA	1,620,615
	FSA Insured

	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 - MBIA Insured	12/11 at 101.00	AAA	1,694,040
4,670	5.000%, 12/01/30 - MBIA Insured	12/11 at 101.00	AAA	4,793,195

	Transportation - 0.5% (0.4% of Total Investments)

1,000	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	12/04 at 101.00	CCC	641,730
	1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)

	U.S. Guaranteed *** - 25.1% (18.6% of Total Investments)

355	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	387,451
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	2,311,980
	(Pre-refunded to 1/01/10) - FGIC Insured

1,370	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A, 5.500%, 7/01/20	7/07 at 101.00	AAA	1,504,287
	(Pre-refunded to 7/01/07) - MBIA Insured

1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33	7/11 at 100.00	AAA	1,568,083
	(Pre-refunded to 7/01/11) - FGIC Insured

4,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	4,600,040
	(Pre-refunded to 1/01/10) - FGIC Insured

2,500	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding and Improvement Bonds,	5/06 at 102.00	AAA	2,694,175
	Bronson Methodist Hospital, Series 1996, 5.750%, 5/15/16 (Pre-refunded to 5/15/06) - MBIA Insured

2,000	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 1999,	10/09 at 101.00	AAA	2,281,440
	5.500%, 10/01/21 (Pre-refunded to 10/01/09)

1,000	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AAA	1,137,070
	(Pre-refunded to 9/01/11) - MBIA Insured

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John's Hospital,	11/04 at 101.00	AAA	3,161,610
	Series 1993A, 6.000%, 5/15/13 - AMBAC Insured

2,500	Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group, Series	11/09 at 101.00	AAA	2,916,625
	1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3***	86,950
	5/01/12

1,240	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	1,415,200
	2000A, 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured

620	Reeths-Puffer Schools, Muskegon County, Michigan, School Building and Site Refunding Bonds, Series	5/05 at 101.00	AAA	638,656
	1995, 5.750%, 5/01/15 (Pre-refunded to 5/01/05) - FGIC Insured

1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,147,620
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured

1,500	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School Building	5/09 at 100.00	AAA	1,700,685
	and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded to 5/01/09) - FGIC Insured

2,500	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation School	5/10 at 100.00	AAA	2,875,375
	Building and Site Bonds, Series 2000, 5.800%, 5/01/17 (Pre-refunded to 5/01/10) - FGIC Insured

	Utilities - 13.5% (9.4% of Total Investments)

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	1,056,580
	1/01/27 - AMBAC Insured

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3	1,035,972
	5/01/12

3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison	No Opt. Call	Aaa	3,256,650
	Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11)

5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A-	5,181,600
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29

3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	3,141,300
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,052,260
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

1,500	Wyandotte, Michigan, Electric Revenue Refunding Bonds, Series 2002, 5.375%, 10/01/17 - MBIA	10/08 at 101.00	AAA	1,655,655
	Insured

	Water and Sewer - 7.0% (4.9% of Total Investments)

1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,713,510
	7/01/29 - FGIC Insured

4,960	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A,	7/13 at 100.00	AAA	5,382,642
	5.000%, 7/01/17 - FSA Insured

1,315	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33 -	7/11 at 100.00	AAA	1,389,060
	FGIC Insured

$162,740	Total Long-Term Investments (cost $162,801,568) - 143.6%			174,229,710

	Other Assets Less Liabilities - 2.6%			3,073,748

	Preferred Shares, at Liquidation Value - (46.2)%			(56,000,000)

	Net Assets Applicable to Common Shares - 100%			$121,303,458

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $162,766,636.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$11,916,951
Depreciation	(453,877)

Net unrealized appreciation of investments	$11,463,074

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.